Quarterly Report
December 31, 2019
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 2.9%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,803,900
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	450,000	470,083
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	105,000	109,397
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	268,138
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	180,744
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	733,317
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	562,565
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,214,730
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,201,630
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,207,316
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,334
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,352
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,523
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	146,197
		$8,108,226
General Obligations - General Purpose – 8.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$615,000	$622,116
Chicago, IL, “B”, 7.375%, 1/01/2033	717,000	858,880
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	46,906
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	550,000	558,932
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	166,864
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,040,093
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,660,286
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,647,040
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,551,220
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,470,560
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,018
New York, NY, General Obligation, “A-1”, 5%, 8/01/2041	2,000,000	2,478,280
New York, NY, General Obligation, “F-1”, 5%, 4/01/2043	3,000,000	3,619,140
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	713,962
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,462
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	276,723
		$23,837,482
Healthcare Revenue - Hospitals – 8.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$531,504
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	353,844
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	691,503
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,375,000	1,493,456
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,164,350
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health Issue), “B”, 4%, 7/01/2044	1,100,000	1,219,581
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health Issue), “B”, 4%, 7/01/2049	750,000	826,170
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,325,500
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	222,179
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	252,164
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	128,414
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	40,000	41,005
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,296,480
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,113,380
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	191,053
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026 (Prerefunded 7/01/2020)	2,000,000	2,038,960
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	766,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	$800,000	$936,104
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,003,410
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2037	1,000,000	1,123,900
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	1,120,500
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,444,955
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	153,471
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	901,076
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	905,531
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	134,963
		$23,379,908
Healthcare Revenue - Long Term Care – 1.7%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,162,870
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	838,245
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc. Project), 6%, 12/01/2040	1,000,000	1,044,480
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	1,004,130
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	99,475
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	188,662
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	5,000	5,187
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	410,000	409,565
		$4,752,614
Industrial Revenue - Airlines – 1.6%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$1,043,340
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	3,000,000	3,567,540
		$4,610,880
Industrial Revenue - Other – 0.8%
Onandaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	$1,000,000	$1,166,230
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	365,000	400,522
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	495,000	568,933
		$2,135,685
Industrial Revenue - Paper – 0.5%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$1,326,624
Miscellaneous Revenue - Other – 5.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$224,518
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	344,459
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,940,000	2,144,010
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,688,355
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	1,000,000	1,060,320
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,791,207
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049 (Prerefunded 1/15/2020)	2,500,000	2,504,450
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,219,030
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2038	250,000	319,397
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2039	250,000	318,503
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,091,210
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,085,540
		$15,790,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 3.4%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$1,543,887
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,088,973
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	794,903
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,003,250
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	2,000,000	2,141,700
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	2,973,149
		$9,545,862
Port Revenue – 4.1%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$2,421,220
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,249,620
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	3,000,000	3,336,270
Port Authority of NY & NJ (220th Series), 5%, 11/01/2044	3,000,000	3,640,710
		$11,647,820
Sales & Excise Tax Revenue – 4.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$1,019,870
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,537,345
New York Dormitory Authority Rev., State Personal Income Tax, “A“, 5%, 3/15/2041	4,000,000	4,920,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	63,000	65,225
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	947,000	988,687
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,274,000	1,351,752
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	567,000	574,779
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	210,000	212,881
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	4,000	4,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	90,000	93,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	8,000	7,022
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	103,000	82,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	17,000	12,615
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	942,000	646,749
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	904,000	575,107
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	423,000	113,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2051	536,000	104,611
		$12,309,778
Secondary Schools – 1.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), ”A“, 5%, 6/01/2035	$1,000,000	$1,122,880
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	754,102
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	771,876
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	516,830
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	573,110
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	737,641
		$4,476,439
Single Family Housing - State – 1.2%
New York Mortgage Agency Rev., ”212“, AMT, 3.7%, 10/01/2033	$2,000,000	$2,124,800
New York Mortgage Agency Rev., ”217“, 3.625%, 4/01/2039	1,280,000	1,371,507
		$3,496,307
State & Local Agencies – 7.4%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$1,330,687
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,334
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2039	615,000	716,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Economic Development Authority Rev., School Facilities Construction Rev., ”LLL“, 5%, 6/15/2044	$1,020,000	$1,174,081
New York City Educational Construction Fund Rev., ”A“, 5.75%, 4/01/2033	1,860,000	1,961,593
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 10/01/2020	2,000,000	2,059,000
New York Dormitory Authority Rev., State Personal Income Tax, ”A“ (Group C), 5%, 2/15/2037	1,000,000	1,191,090
New York Dormitory Authority Rev., State Personal Income Tax, ”A“ (Group C), 5%, 2/15/2041	3,000,000	3,543,120
New York Dormitory Authority Rev., State Personal Income Tax, ”D“, 5%, 2/15/2040	830,000	888,598
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	2,000,000	2,448,760
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-2A“, 5%, 7/15/2040	2,000,000	2,107,240
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	3,000,000	3,626,460
		$21,082,592
Tax - Other – 9.5%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, ”B“, 0%, 1/01/2045	$2,000,000	$703,200
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	190,000	215,798
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	100,000	113,324
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	300,000	333,648
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5%, 2/15/2042	2,000,000	2,379,580
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	1,957,836
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,140,000	1,195,256
New York, NY, City Transitional Finance Authority Rev., ”A-3“, 4%, 8/01/2043	3,000,000	3,325,680
New York, NY, City Transitional Finance Authority Rev., ”B-1“, 5%, 8/01/2038	1,175,000	1,438,047
New York, NY, City Transitional Finance Authority Rev., ”B-1“, 4%, 8/01/2042	2,000,000	2,221,160
New York, NY, City Transitional Finance Authority Rev., ”D“, 5%, 2/01/2027	3,000,000	3,123,660
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2035	2,300,000	2,780,309
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2043	2,500,000	2,965,625
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	350,000	357,707
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	425,000	463,199
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	1,215,000	1,345,394
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	715,000	794,587
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2036	3,020,000	1,333,300
		$27,047,310
Tobacco – 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-3“, 6.25%, 6/01/2037	$765,000	$789,266
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	355,000	379,236
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	70,000	70,267
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B“, 5%, 6/01/2032	750,000	788,910
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	1,000,000	1,174,160
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2036	1,000,000	1,171,330
		$4,373,169
Toll Roads – 2.2%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$1,171,420
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,163,630
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	2,000,000	2,330,800
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	239,737
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	196,670
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 1/01/2028 (Prerefunded 1/01/2022)	1,000,000	1,080,860
		$6,183,117
Transportation - Special Tax – 5.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$275,000	$309,840
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	395,000	395,518
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	275,000	281,454
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	25,000	25,656
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	1,290,000	1,404,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	$1,105,000	$1,244,993
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	545,000	591,194
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	1,255,000	1,396,137
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	150,000	163,818
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	105,000	113,447
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2020	80,000	78,490
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NATL, 5%, 7/01/2038	40,000	40,818
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), ”A-2“, AGM, 5%, 11/15/2044	2,000,000	2,395,000
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), ”C-1“, 4%, 11/15/2037	2,000,000	2,234,280
Metropolitan Transportation Authority Rev., NY (Climate Certified Green Bonds), ”C“, AGM, 5%, 11/15/2041	2,000,000	2,449,380
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), ”C“, BAM, 5%, 11/15/2043	1,950,000	2,377,460
		$15,502,269
Universities - Colleges – 14.0%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), ”A“, 5%, 12/01/2033	$125,000	$142,589
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,137,030
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,344,120
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,125,490
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,789,500
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,053,040
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,354,220
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	789,905
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	558,432
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B“, 5.25%, 4/01/2029	1,325,000	1,686,977
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	530,365
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,060,730
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2030	1,000,000	1,189,770
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2037	1,000,000	1,213,090
New York Dormitory Authority Rev. (Columbia University), ”B“, 5%, 10/01/2038	1,000,000	1,253,170
New York Dormitory Authority Rev. (New York University), ”A“, 4%, 7/01/2041	1,500,000	1,691,790
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University Green Bonds), ”D“, 5%, 7/01/2035	1,410,000	1,972,040
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University Green Bonds), ”D“, 5%, 7/01/2036	1,590,000	2,244,889
New York Dormitory Authority Rev., Non-State Supported Debt (New School), ”A“, 5%, 7/01/2032	1,000,000	1,197,190
New York Dormitory Authority Rev., Non-State Supported Debt (New School), ”A“, 5%, 7/01/2036	500,000	592,245
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 7/01/2039	2,000,000	2,525,960
Onondaga County, NY, Trust for Cultural Resources Rev. (Syracuse University Project), 4%, 12/01/2047	3,000,000	3,439,530
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 5%, 1/01/2043	740,000	860,686
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,033,780
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	81,294
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	137,087
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,341,260
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), ”A“, 5%, 7/01/2041	1,000,000	1,199,210
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), ”E“, 5%, 9/01/2031	1,000,000	1,054,610
		$39,599,999
Universities - Dormitories – 2.1%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), ”A“, AGM, 5%, 10/01/2045	$1,000,000	$1,185,740
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), ”A“, 5.375%, 10/01/2041	2,000,000	2,098,680
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,171,450
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,446,363
		$5,902,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 1.9%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$515,000	$531,666
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	155,000	174,440
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	180,000	201,294
Long Island, NY, Power Authority, Electric Systems Rev., 5%, 9/01/2035	1,000,000	1,215,800
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	650,000	492,375
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	100,000	75,750
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	185,000	140,600
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	230,000	174,225
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	430,000	325,725
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	885,000	900,576
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	110,000	83,325
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	345,000	261,338
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	140,000	151,263
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	445,000	485,993
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	30,000	32,748
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2022 (a)(d)	170,000	125,800
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	180,000	136,800
		$5,509,718
Utilities - Other – 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,647,301
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	115,000	125,305
		$1,772,606
Water & Sewer Utility Revenue – 8.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	$190,000	$195,584
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	250,163
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	313,227
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	863,760
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	322,166
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	118,220
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), ”B“, 5%, 6/15/2043	3,500,000	4,276,195
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	3,400,800
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”BB“, 5%, 6/15/2046	1,000,000	1,196,150
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2034	2,000,000	2,241,140
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2037	3,000,000	3,709,680
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., ”BB“, 5%, 6/15/2049	4,000,000	4,957,440
New York, NY, Municipal Water Finance Authority, Water System Rev., ”A“, AGM, 5%, 7/01/2043	600,000	705,096
New York, NY, Municipal Water Finance Authority, Water System Rev., ”A“, AGM, 5%, 7/01/2048	1,750,000	2,044,718
		$24,594,339
Total Municipal Bonds		$276,985,976
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$1,000,000	$292,163
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.7% (v)	2,596,138	$2,596,138

Other Assets, Less Liabilities – 1.3%		3,773,267
Net Assets – 100.0%		$283,647,544
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,596,138 and $277,278,139, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $292,163, representing 0.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	45	$7,015,781	March – 2020	$182,031
At December 31, 2019, the fund had cash collateral of $121,500 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$276,985,976	$—	$276,985,976
U.S. Corporate Bonds	—	292,163	—	292,163
Mutual Funds	2,596,138	—	—	2,596,138
Total	$2,596,138	$277,278,139	$—	$279,874,277
Other Financial Instruments
Futures Contracts – Assets	$182,031	$—	$—	$182,031
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,766,824	$56,867,799	$57,038,216	$(3)	$(266)	$2,596,138

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$73,347	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2019, are as follows:
New York	84.1%
Puerto Rico	7.2%
Guam	1.7%
Colorado	1.0%
Illinois	0.9%
New Jersey	0.8%
Florida	0.7%
Michigan	0.6%
Pennsylvania	0.5%
Texas	0.5%
Alabama	0.3%
Ohio	0.3%
Indiana	0.2%
Louisiana	0.2%
Virginia	0.1%
Mississippi (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.